Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

18.    RELATED PARTY TRANSACTIONS

The Company entered into revenue contracts to perform professional services for certain companies who are also investors in the Company. These companies are holders of the Company’s Class A Common Stock. As a result of the Business Combination during the second quarter of 2022, each company’s ownership interest in us was reduced to less than 5%. Consequently, considering all aspects of our relationships with the companies, as of June 30, 2022, we no longer consider the companies related parties. Below we provide our disclosures for transactions with the companies through June 30, 2022.

During the six months ended June 30, 2022, we recognized revenue from the companies of $5.2 million. During the year ended December 31, 2021, we recognized revenue from the companies of $7.0 million. As of December 31, 2021, we had accounts receivable and deferred revenue balances related to the companies of $0.6 million and $15.2 million, respectively.